Quarterly portfolio holdings
John Hancock
Global Shareholder Yield Fund
International equity
June 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 97.9%		$1,235,153,155
(Cost $816,084,610)
Austria 1.5%		19,308,344
BAWAG Group AG (A)(B)	150,986	19,308,344
Canada 4.7%		59,581,865
Enbridge, Inc.	156,053	7,076,389
Great-West Lifeco, Inc.	173,075	6,582,379
Nutrien, Ltd.	191,293	11,140,904
Restaurant Brands International, Inc.	199,036	13,194,096
Rogers Communications, Inc., Class B	238,206	7,065,277
Royal Bank of Canada	59,437	7,833,419
TELUS Corp.	416,520	6,689,401
France 7.0%		89,024,257
AXA SA	446,351	21,918,133
Cie Generale des Etablissements Michelin SCA	210,195	7,818,056
Orange SA	1,101,533	16,774,390
Sanofi SA	168,976	16,359,240
TotalEnergies SE	264,167	16,146,632
Vinci SA	67,863	10,007,806
Germany 4.5%		56,408,849
Allianz SE	33,477	13,586,117
Deutsche Telekom AG	381,221	13,954,093
DHL Group	284,435	13,175,022
Muenchener Rueckversicherungs-Gesellschaft AG	10,476	6,802,445
Siemens AG	34,615	8,891,172
Hong Kong 0.6%		7,839,173
AIA Group, Ltd.	865,400	7,839,173
Ireland 0.7%		9,369,816
Medtronic PLC	107,489	9,369,816
Italy 1.8%		22,687,875
Snam SpA	2,618,445	15,851,294
Terna - Rete Elettrica Nazionale (C)	664,973	6,836,581
Japan 1.5%		19,133,171
Astellas Pharma, Inc.	675,300	6,611,829
NHK Spring Company, Ltd.	569,300	6,198,784
Toyota Motor Corp.	367,100	6,322,558
Norway 0.7%		8,264,337
Equinor ASA	327,248	8,264,337
South Korea 1.8%		22,196,110
Samsung Electronics Company, Ltd., GDR (A)	9,564	10,564,250
SK Telecom Company, Ltd.	276,465	11,631,860
Switzerland 2.6%		32,481,945
Nestle SA	74,924	7,449,419
Novartis AG	144,381	17,524,547
Roche Holding AG	23,001	7,507,979
Taiwan 1.5%		18,516,690
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	81,755	18,516,690
United Kingdom 10.6%		133,522,578
AstraZeneca PLC, ADR	127,301	8,895,794
BAE Systems PLC	364,370	9,456,418
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	354,349	$16,847,943
Coca-Cola Europacific Partners PLC	167,609	15,540,706
GSK PLC	630,814	12,027,354
Imperial Brands PLC	600,981	23,744,770
Lloyds Banking Group PLC	9,078,017	9,545,661
National Grid PLC	898,853	13,193,921
Schroders PLC	1,675,642	8,333,143
Segro PLC	713,709	6,681,111
Unilever PLC	151,669	9,255,757
United States 58.4%		736,818,145
AbbVie, Inc.	112,043	20,797,422
American Electric Power Company, Inc.	108,172	11,223,927
Analog Devices, Inc.	51,923	12,358,712
Apple, Inc.	33,477	6,868,476
AT&T, Inc.	543,365	15,724,983
Bank of America Corp.	170,342	8,060,583
Best Buy Company, Inc.	103,966	6,979,238
Bristol-Myers Squibb Company	173,075	8,011,642
Broadcom, Inc.	116,142	32,014,544
Chevron Corp.	50,784	7,271,761
Cisco Systems, Inc.	330,892	22,957,287
Columbia Banking System, Inc.	348,656	8,151,577
Cummins, Inc.	33,704	11,038,060
CVS Health Corp.	264,850	18,269,353
Dell Technologies, Inc., Class C	159,639	19,571,741
Dow, Inc.	228,415	6,048,429
Duke Energy Corp.	63,764	7,524,152
Emerson Electric Company	55,418	7,388,882
Entergy Corp.	127,301	10,581,259
Enterprise Products Partners LP	498,730	15,465,617
Essential Utilities, Inc.	190,236	7,065,365
Hasbro, Inc.	194,254	14,339,830
Hewlett Packard Enterprise Company	944,399	19,312,960
IBM Corp.	77,656	22,891,436
Iron Mountain, Inc.	95,875	9,833,899
Johnson & Johnson	46,005	7,027,264
JPMorgan Chase & Co.	32,159	9,323,216
KLA Corp.	13,208	11,830,934
Lazard, Inc.	276,237	13,253,851
Linde PLC	13,664	6,410,876
Lockheed Martin Corp.	15,206	7,042,507
LyondellBasell Industries NV, Class A	168,065	9,724,241
McCormick & Company, Inc.	55,898	4,238,186
McDonald’s Corp.	23,993	7,010,035
Merck & Company, Inc.	88,962	7,042,232
Meta Platforms, Inc., Class A	16,396	12,101,724
MetLife, Inc.	151,440	12,178,805
Microchip Technology, Inc.	132,539	9,326,769
Microsoft Corp.	58,299	28,998,506
Mondelez International, Inc., Class A	113,637	7,663,679
MPLX LP	339,091	17,466,577
MSC Industrial Direct Company, Inc., Class A	167,838	14,269,587
NetApp, Inc.	77,656	8,274,247
NextEra Energy, Inc.	135,044	9,374,754
NiSource, Inc.	200,630	8,093,414
Omnicom Group, Inc.	97,818	7,037,027
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	3

	Shares	Value
United States (continued)
Paychex, Inc.	46,457	$6,757,635
PepsiCo, Inc.	57,160	7,547,406
Pfizer, Inc.	315,863	7,656,519
Philip Morris International, Inc.	105,372	19,191,402
Pinnacle West Capital Corp.	80,844	7,233,113
Realty Income Corp.	150,986	8,698,303
Regions Financial Corp.	296,962	6,984,546
RTX Corp.	52,150	7,614,943
Salesforce, Inc.	46,912	12,792,433
Texas Instruments, Inc.	64,220	13,333,356
The Coca-Cola Company	98,379	6,960,314
The Home Depot, Inc.	19,157	7,023,722
The Toro Company	4,525	319,827
The Williams Companies, Inc.	35,593	2,235,596
Truist Financial Corp.	174,441	7,499,219
U.S. Bancorp	222,264	10,057,446
United Parcel Service, Inc., Class B	90,864	9,171,812
Vail Resorts, Inc.	46,685	7,335,614
Verizon Communications, Inc.	346,834	15,007,507
VICI Properties, Inc.	381,448	12,435,205
Walmart, Inc.	66,269	6,479,783
WEC Energy Group, Inc.	67,590	7,042,878

	Yield (%)	Shares	Value
Short-term investments 0.4%			$5,300,544
(Cost $5,300,385)
Short-term funds 0.4%			5,300,544
John Hancock Collateral Trust (D)	4.2596(E)	529,927	5,300,544

Total investments (Cost $821,384,995) 98.3%	$1,240,453,699
Other assets and liabilities, net 1.7%	21,761,844
Total net assets 100.0%	$1,262,215,543

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-25. The value of securities on loan amounted to $5,033,340.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
The fund had the following sector composition as a percentage of net assets on 6-30-25:
Information technology	19.8%
Financials	14.1%
Health care	11.7%
Consumer staples	9.9%
Communication services	8.4%
Industrials	8.3%
Utilities	8.2%
Consumer discretionary	6.0%
Energy	5.9%
Real estate	3.0%
Materials	2.6%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Short-term investments and other	2.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$19,308,344	—	$19,308,344	—
Canada	59,581,865	$59,581,865	—	—
France	89,024,257	—	89,024,257	—
Germany	56,408,849	—	56,408,849	—
Hong Kong	7,839,173	—	7,839,173	—
Ireland	9,369,816	9,369,816	—	—
Italy	22,687,875	—	22,687,875	—
Japan	19,133,171	—	19,133,171	—
Norway	8,264,337	—	8,264,337	—
South Korea	22,196,110	—	22,196,110	—
Switzerland	32,481,945	—	32,481,945	—
Taiwan	18,516,690	18,516,690	—	—
United Kingdom	133,522,578	24,436,500	109,086,078	—
United States	736,818,145	736,818,145	—	—
Short-term investments	5,300,544	5,300,544	—	—
Total investments in securities	$1,240,453,699	$854,023,560	$386,430,139	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	529,927	$15,086,503	$22,373,339	$(32,160,225)	$768	$159	$3,270	—	$5,300,544
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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